Acquisition of WFS Pharmagreen Inc.	12 Months Ended
Sep. 30, 2018
Acquisition Of Wfs Pharmagreen Inc.
Acquisition of WFS Pharmagreen Inc.
3.	Acquisition of WFS Pharmagreen Inc.

On April 12, 2018, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with WFS Pharmagreen Inc. (“WFS”). Pursuant to the Share Exchange Agreement, the Company issued 37,704,500 shares of common stock in exchange for 100% of the issued and outstanding Class A Voting shares of common stock of WFS. The acquisition closed on May 2, 2018.

Immediately prior to closing of the Agreement, the majority shareholder of the Company was also the majority shareholder of WFS. As a result of the common ownership upon closing of the transaction, the acquisition was considered a common-control transaction and was outside the scope of the business combination guidance in ASC 805-50. The entities are deemed to be under common control as of February 27, 2018, which was the date that the majority shareholder acquired control of the Company and, therefore, held control over both companies.

Pursuant to ASC 250-10 and ASC 805-50, the transaction resulted in a change in the reporting entity and was recognized retrospectively for all periods during which the entities were under common control. For common-control transactions that result in a change in the reporting entity and for which both receiving entity and the transferring entity were not under common control during the entire reporting period, it is necessary to determine which entity is the predecessor. The predecessor is the reporting entity deemed to be the receiving entity for accounting purposes in a common-control transaction. The predecessor is not always the entity that legally receives the net assets or equity interests transferred. Comparative financial information shall only be adjusted for periods during which the entities were under common control. Since common control between the Company and WFS did not occur until the current period, the comparative information does not need to be combined. Accordingly, for periods in which the combining entities were not under common control, the comparative financial statements presented are those of the entity that is determined to be the predecessor up to the date at which the entities became under common control. WFS was determined to be the predecessor entity and, therefore, was deemed to be the receiving entity for accounting purposes. Additionally, the consolidated financial statements and financial information presented for prior periods has been restated to reflect the financial position and results of operations of WFS.

Assets acquired and liabilities assumed are reported at their historical carrying amounts and any difference between the proceeds transferred is recognized in additional paid-in capital. These consolidated financial statements include the accounts of the Company since the date common control commenced and the historical accounts of WFS since inception.

The assets acquired and liabilities assumed from the Company are as follows:

February 27, 2018
Accounts payable	$(948)
Due to related parties	(42,949)
Due to WFS	(4,225)
Net liabilities assumed	$(48,122)